Contracted concessional assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ 7,907,329		$ 8,161,129
Impairment loss on contracted concessional financial assets	0	$ 0
Impairment provision based on expected credit losses on contracted concessional financial assets	30,000
Reversal of impairment losses		$ 4,000
Contracted Concessional Assets [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional financial assets	781,136		819,146
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	10,196,131		10,384,597
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ (2,288,802)		$ (2,223,468)